Investment Portfolio - July 31, 2023

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%

Communication Services - 3.0%
Media - 3.0%
Comcast Corp. - Class A	188,813	$8,545,676
Omnicom Group, Inc.	21,936	1,856,224
Paramount Global - Class B	58,783	942,292
Total Communication Services		11,344,192
Consumer Discretionary - 4.9%
Broadline Retail - 0.5%
eBay, Inc.	42,993	1,913,618
Distributors - 0.6%
Genuine Parts Co.	14,765	2,299,206
Specialty Retail - 3.8%
The Home Depot, Inc.	41,800	13,954,512
Total Consumer Discretionary		18,167,336
Consumer Staples - 6.9%
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp.	28,876	2,203,528
Food Products - 5.1%
Archer-Daniels-Midland Co.	39,783	3,379,964
Bunge Ltd.	15,371	1,670,367
Campbell Soup Co.	35,311	1,617,950
Conagra Brands, Inc.	50,727	1,664,353
General Mills, Inc.	46,525	3,477,278
The J.M. Smucker Co.	12,127	1,826,932
Kellogg Co.	23,128	1,547,032
The Kraft Heinz Co.	64,473	2,332,633
Tyson Foods, Inc. - Class A	29,774	1,659,007
		19,175,516
Household Products - 1.2%
Colgate-Palmolive Co.	56,568	4,313,876
Total Consumer Staples		25,692,920
Energy - 14.8%
Energy Equipment & Services - 1.7%
Halliburton Co.	55,595	2,172,653
Schlumberger N.V.	67,726	3,951,135
		6,123,788
Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	66,133	10,823,327
ConocoPhillips	53,238	6,267,177
Coterra Energy, Inc.	65,695	1,809,240
Devon Energy Corp.	44,777	2,417,958
Diamondback Energy, Inc.	13,735	2,023,440
EOG Resources, Inc.	30,936	4,099,948
Exxon Mobil Corp.	103,253	11,072,852
Marathon Oil Corp.	48,306	1,268,999
Marathon Petroleum Corp.	29,753	3,957,744
Phillips 66	23,337	2,603,242
Valero Energy Corp.	18,691	2,409,457
		48,753,384
Total Energy		54,877,172

	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 13.6%
Banks - 12.4%
Bank of America Corp.	241,860	$7,739,520
Citigroup, Inc.	115,699	5,514,214
Fifth Third Bancorp	62,709	1,824,832
Huntington Bancshares, Inc.	112,291	1,374,442
JPMorgan Chase & Co.	98,251	15,519,728
Regions Financial Corp.	91,523	1,864,323
Truist Financial Corp.	71,221	2,365,962
U.S. Bancorp	86,931	3,449,422
Wells Fargo & Co.	136,392	6,295,855
		45,948,298
Insurance - 1.2%
The Hartford Financial Services Group, Inc.	21,679	1,558,287
The Travelers Companies, Inc.	18,046	3,114,920
		4,673,207
Total Financials		50,621,505
Health Care - 17.4%
Biotechnology - 1.6%
Gilead Sciences, Inc.	76,658	5,836,740
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	65,340	7,274,302
Baxter International, Inc.	37,810	1,710,146
Medtronic plc	62,216	5,460,076
		14,444,524
Health Care Providers & Services - 1.5%
CVS Health Corp.	52,782	3,942,288
Quest Diagnostics, Inc.	12,997	1,757,324
		5,699,612
Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	105,824	6,581,195
Johnson & Johnson	75,583	12,662,420
Merck & Co., Inc.	110,768	11,813,407
Pfizer, Inc.	208,216	7,508,269
		38,565,291
Total Health Care		64,546,167
Industrials - 18.9%
Aerospace & Defense - 5.0%
General Dynamics Corp.	19,362	4,328,956
L3Harris Technologies, Inc.	14,180	2,686,968
Lockheed Martin Corp.	14,631	6,530,840
RTX Corp.	55,167	4,850,834
		18,397,598
Air Freight & Logistics - 3.2%
C.H. Robinson Worldwide, Inc.	15,572	1,560,003
FedEx Corp.	11,847	3,198,097
United Parcel Service, Inc. - Class B	37,823	7,077,818
		11,835,918

Investment Portfolio - July 31, 2023

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 1.1%
Emerson Electric Co.	43,476	$3,971,532
Ground Transportation - 2.8%
Norfolk Southern Corp.	14,389	3,361,127
Union Pacific Corp.	30,359	7,043,895
		10,405,022
Industrial Conglomerates - 3.0%
3M Co.	33,558	3,741,717
Honeywell International, Inc.	39,002	7,571,458
		11,313,175
Machinery - 3.3%
Caterpillar, Inc.	32,293	8,563,135
Cummins, Inc.	13,626	3,553,661
		12,116,796
Professional Services - 0.5%
Broadridge Financial Solutions, Inc.	12,102	2,032,168
Total Industrials		70,072,209
Information Technology - 16.6%
Communications Equipment - 2.7%
Cisco Systems, Inc.	192,532	10,019,365
Electronic Equipment, Instruments & Components - 1.3%
Corning, Inc.	51,890	1,761,147
TE Connectivity Ltd.	20,958	3,007,263
		4,768,410
IT Services - 2.0%
Cognizant Technology Solutions Corp. -
Class A	31,451	2,076,710
International Business Machines Corp.	36,269	5,229,264
		7,305,974
Semiconductors & Semiconductor Equipment - 10.1%
Analog Devices, Inc.	32,857	6,555,957
Broadcom, Inc.	12,688	11,402,071
Microchip Technology, Inc.	35,496	3,334,494
QUALCOMM, Inc.	59,323	7,840,721
Skyworks Solutions, Inc.	14,217	1,625,999
Texas Instruments, Inc.	38,848	6,992,640
		37,751,882
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	23,454	1,829,647
Total Information Technology		61,675,278
Materials - 2.5%
Chemicals - 2.1%
Dow, Inc.	44,659	2,521,893
FMC Corp.	13,782	1,326,242
International Flavors & Fragrances, Inc.	20,293	1,716,991
PPG Industries, Inc.	16,719	2,405,864
		7,970,990

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 0.4%
Packaging Corp. of America	9,140	$1,401,619
Total Materials		9,372,609
TOTAL COMMON STOCKS
(Identified Cost $342,325,107)		366,369,388

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management,
Institutional Shares, 5.14%[1]
(Identified Cost $4,698,013)	4,698,013	4,698,013

TOTAL INVESTMENTS - 99.9%
(Identified Cost $347,023,120)		371,067,401
OTHER ASSETS, LESS LIABILITIES - 0.1%		542,608
NET ASSETS - 100%		$371,610,009

Investment Portfolio - July 31, 2023

(unaudited)

1Rate shown is the current yield as of July 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,344,192	$11,344,192	$—	$—
Consumer Discretionary	18,167,336	18,167,336	—	—
Consumer Staples	25,692,920	25,692,920	—	—
Energy	54,877,172	54,877,172	—	—
Financials	50,621,505	50,621,505	—	—
Health Care	64,546,167	64,546,167	—	—
Industrials	70,072,209	70,072,209	—	—
Information Technology	61,675,278	61,675,278	—	—
Materials	9,372,609	9,372,609	—	—
Short-Term Investment	4,698,013	4,698,013	—	—
Total assets	$371,067,401	$371,067,401	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2022 or July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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